INCOME TAXES - Loss from operations before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
United States	$ (2,299)	$ 584
Foreign	(6,200)	(12,055)
Loss before income taxes	$ (8,499)	$ (11,471)